BUSINESS ACQUISITION (Tables)	12 Months Ended
Dec. 31, 2018
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Table Text Block]

	Shandong	Chongqing	Wuhan
Cash	$-	$2,727	$-
Goodwill	26,550	11,719	10,405
Noncontrolling interest	7,965	4,334	3,121

The purchase price comprised of:
— Cash consideration	-	818	-
— Contingent consideration	18,585	9,294	7,284
Total	$18,585	$10,112	$7,284

Business Acquisition, Pro Forma Information [Table Text Block]
	Year ended December 31, 2017
	Shandong	Chongqing	Wuhan	Others
Net revenues	$33,263	$17,290	$-	$71,483
Net gain (loss)	$1,383	$180	$(10)	$(1,652)

Trucker Path Inc. [Member]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Table Text Block]
The purchase price consists of the following:

US$
Consideration	$7,616
Fair value of the 29% equity interests:
Carrying amount	5,587
Gain on re-measurement of fair value of noncontrolling equity investment	(2,903)
Total	$10,300

The purchase price was allocated as of December 28, 2017, the date of acquisition as follows:

		Amortization
	US$	period
Net working capital	$139
Other current assets	5,016
Intangible assets
Customer relationship	610	3
Technology platform	325
Trade name	540	3
Goodwill	7,952
Other current liabilities	(4,282)

Total	$10,300

Business Acquisition, Pro Forma Information [Table Text Block]	The following pro forma financial information is not necessarily indicative of the results that would have occurred had the acquisition been completed at the beginning of the periods indicated, nor is it indicative of future operating results:

	For the years ended
	December 31, 2016	December 31, 2017

Pro forma net revenues	$63,404	$203,391
Pro forma net loss	$(193,704)	$(116,397)

Other used car dealer acquisitions [Member]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Table Text Block]
Other used car dealer acquisitions
Cash	$1,270
Goodwill	38,317
Noncontrolling interest	11,876

The purchase price comprised of:
— Cash consideration	381
— Contingent consideration	27,330
Total	$27,711

Shanxi [Member]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Table Text Block]
Shanxi
Cash	$-
Capital injection receivable	1,360
Inventory	4,604
Goodwill	3,917
Noncontrolling interest	1,175

The purchase price comprised of:
— Cash consideration	4,536
— Forgiveness of financing receivable	1,428
— Contingent consideration	2,742
Total	$8,706

Business Acquisition, Pro Forma Information [Table Text Block]
Year ended December 31, 2018
Net revenues	$20,135
Net gain	$752

After-sales service centers [Member]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Table Text Block]
After-sales service centers
Capital injection receivable	$651
Inventory	35
Goodwill	16,244
Noncontrolling interest	4,873

The purchase price comprised of:
— Cash consideration	686
— Contingent consideration	11,371
Total	$12,057

Business Acquisition, Pro Forma Information [Table Text Block]
Year ended December 31, 2018
Chongqing/ Suzhou/ Jinan Zhoushuo
Net revenues	$341
Net loss	$(582)